Financial Assets/Liabilities at Fair Value through Profit or Loss - Financial Assets at Fair Value through Profit and Loss (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2025	Dec. 31, 2024
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Traded loans included in "Other trading assets"	€ 12.8	€ 11.4